Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2026
Significant accounting policies
Basis of preparation of financial results

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, plan assets for defined benefit pension plans, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial statements are presented in South African rand, which is Sasol Limited’s presentation currency, rounded to the nearest million, unless indicated otherwise.

Going concern

Going concern

The consolidated financial statements are prepared on the going concern basis. Based on forecasts and available cash resources, the Group and Company have adequate resources to continue normal operations into the foreseeable future.

Turnover

Revenue from contracts with customers is recognised when the control of goods or services has transferred to the customer through the satisfaction of a performance obligation. Group performance obligations are satisfied at a point in time and over time, however the Group mainly satisfies its performance obligations at a point in time. For further information on revenue recognition, refer to Segment information on pages 9 to 9.

Revenue recognised reflects the consideration that the Group expects to be entitled to for each distinct performance obligation after deducting indirect taxes, rebates and trade discounts and consists primarily of the sale of fuels, oil, natural gas and chemical products, services rendered, license fees and royalties. The Group allocates revenue based on stand-alone selling prices.

Purchases and sales of inventory with the same counterparty, that are entered into in contemplation of one another to facilitate sales to customers, are combined and recorded on a net basis when the items exchanged are similar in nature.

Revenue from arrangements that are not considered contracts with customers, mainly pertaining to rate regulated activities, franchise rentals, use of fuel tanks and fuel storage, is presented as revenue from other contracts. Where the Group is subject to rate regulation, it includes in revenue any over or under recoveries relating to goods supplied during the period.

The period between the transfer of the goods and services to the customer and the payment by the customer does not exceed 12 months and therefore the Group does not adjust for time value of money as it applies the financing component practical expedient.

Remeasurement items affecting operating profit

Remeasurement items are amounts recognised in profit or loss relating to any change (whether realised or unrealised) in the carrying amount of non-current assets or liabilities that are less closely aligned to the normal operating or trading activities of the Group such as the impairment of non-current assets, profit or loss on disposal of non-current assets including businesses and equity accounted investments, and scrapping of assets.

The Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, to determine whether there is any indication of impairment. An impairment test is performed on all goodwill, intangible assets not yet in use and intangible assets with indefinite useful lives at each reporting date.

The recoverable amount of an asset or CGU is defined as the amount that reflects the greater of the fair value less costs of disposal and VIU that can be attributed to an asset as a result of its ongoing use by the entity. VIU is estimated using a discounted cash flow model. The future cash flows are adjusted for risks specific to the asset and are adjusted where applicable to take into account any specific risks relating to the country where the asset or CGU is located. The rate applied in each country is reassessed each year. The recoverable amount may be adjusted to take into account recent market transactions for a similar asset.

Some assets are an integral part of the value chain but are not capable of generating independent cash flows because there is no active market for the product streams produced from these assets, or the market does not have the ability to absorb the product streams produced from these assets or it is not practically possible to access the market due to infrastructure constraints that would be costly to construct. Product streams produced by these assets form an input into another process and accordingly do not have an active market. These assets are classified as corporate assets in terms of IAS 36 when their output supports the production of multiple product streams that are ultimately sold into an active market.

The Group’s corporate assets are allocated to the relevant CGU based on a cost or volume contribution metric. Costs incurred by the corporate asset are allocated to the appropriate CGU at cost. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

In Southern Africa, the coal value chain starts with feedstock mined in Secunda and Sasolburg and continues along the integrated processes of the operating business units, ultimately resulting in fuels and chemicals-based product lines. Similarly, the gas value chain starts with the feedstock obtained in Mozambique and continues along the conversion processes in Secunda and Sasolburg, ultimately resulting in fuels and chemicals-based product lines.

The groups of assets which support the different product lines, including corporate asset allocations, are considered to be separate CGUs.

In the US, the ethylene value chain results in various chemicals-based product lines, sold into active markets. The assets which support the different chemicals-based product lines, including corporate asset allocations, are considered to be separate CGUs.

In Europe, the identification of separate CGUs is based on the various product streams that have the ability to be sold into active markets by the European business units.

Certain products are sometimes produced incidentally from the main conversion processes and can be sold into active markets. When this is the case, the assets that are directly attributable to the production of these products, are classified as separate CGUs. The cost of conversion of these products is compared against the revenue when assessing the asset for impairment.

Exploration assets are tested for impairment when development of the property commences or whenever facts and circumstances indicate impairment. An impairment loss is recognised for the amount by which the exploration assets carrying amount exceeds their recoverable amount.

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related non-controlling interest and other components of equity. Any resulting gain or loss, including any FCTR reclassified, is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost. Any gain or loss on disposal will comprise that attributed to the portion disposed of and the remeasurement of the portion retained.

Income tax charge

The income tax charge is determined based on net income before tax for the year and includes current tax, deferred tax and dividend withholding tax payable by Sasol.

The current tax charge is the tax payable on the taxable income for the financial year applying enacted or substantively enacted tax rates and includes any adjustments to tax payable in respect of prior years.

Deferred tax is provided for using the liability method, on all temporary differences between the carrying amount of assets and liabilities for accounting purposes and the amounts used for tax purposes and on any tax losses using enacted or substantively enacted tax rates at the reporting date that are expected to apply when the asset is realised or liability settled.

Deferred tax assets and liabilities are offset when the related income taxes are levied by the same taxation authority, there is a legally enforceable right to offset and there is an intention to settle the balances on a net basis.

Treasury shares	When Sasol Limited’s shares are repurchased by a subsidiary, the amount of consideration paid, including directly attributable costs, is recognised as a deduction from shareholders’ equity.
Long-term debt

Debt, which constitutes a financial liability, includes short-term and long-term debt. Debt is initially recognised at fair value, net of transaction costs incurred and is subsequently stated at amortised cost using the effective interest rate method. Debt is classified as short-term unless the borrowing entity has a right to defer settlement of the liability for at least 12 months after the reporting date.

Debt is derecognised when the obligation in the contract is discharged, cancelled or has expired. Premiums or discounts arising from the difference between the fair value of debt raised and the amount repayable at maturity date are charged to the income statement as finance expenses based on the effective interest rate method. A debt modification gain or loss is recognised immediately when a debt measured at amortised cost has been modified. The convertible bond is a hybrid financial instrument consisting of a non-derivative host representing the obligation to make interest payments and to deliver cash to the holder on redemption of the bond (‘the bond component’); and a conversion feature which is accounted for as an embedded derivative financial liability. The bond component was recognised at fair value at inception date. The fair value was determined by subtracting the fair value attributable to the embedded derivative from the fair value of the combined instrument. The bond component is measured subsequently at amortised cost using the effective interest rate of 8,5%. The option component is recognised as a derivative financial liability, measured at fair value, with changes in fair value recorded in profit or loss and reported separately in the statement of financial position in long-term financial liabilities.

The bond component and related embedded derivative are classified as current liabilities as the holders may convert at any time.

Leases

At contract inception all arrangements are assessed to determine whether it is, or contains, a lease. At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
●	variable lease payments that depend on an index or a rate;
●	amounts expected to be paid under residual value guarantees;
●	the exercise price of a purchase option reasonably certain to be exercised;
●	payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate; and
●	lease payments to be made under reasonably certain extension options.

Variable lease payments that do not depend on an index or a rate are recognised as expenses (unless they are capitalised as part of the cost of inventories or assets under construction) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is generally not readily determinable. The incremental borrowing rate is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions.

After the commencement date, finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

The carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Group applies the recognition exemptions to short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option) and leases of assets that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognised as expenses over the lease term.

Right of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs; and
●	restoration costs.

Right of use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right of use asset is depreciated over the underlying asset’s useful life. The depreciation charge is recognised in the income statement unless it is capitalised as part of the cost of inventories or assets under construction.

The right of use assets are also subject to impairment. Refer to the accounting policies in note 8 on Remeasurement items affecting profit or loss.

Where the Group transfers control of an asset to another entity (buyer-lessor) and leases that same asset back from the buyer-lessor, the Group derecognises the underlying asset and recognises a right-of-use asset at the proportion of the previous carrying amount of the transferred asset that relates to the right of use retained by the Group. The Group also recognises a lease liability measured at the present value of all expected future lease payments with the resulting gain or loss being included in remeasurement items.

Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses. Land is not depreciated.

When plant and equipment comprises major components with different useful lives, these components are accounted for as separate items.

Depreciation of mineral assets on producing oil and gas properties is based on the units-of-production method calculated using estimated proved developed reserves. The natural oil and gas reserves are calculated using a methodology designed to be compliant with SEC Regulations S-K.

Life-of-mine coal assets are depreciated using the units-of-production method and are based on proved and probable reserves assigned to that specific mine (accessible reserves) or complex which benefits from the utilisation of those assets. The proved and probable reserves are determined using the SAMREC code. Other coal mining assets are depreciated on the straight-line method over their estimated useful lives.

Depreciation of property acquisition costs, capitalised as part of mineral assets in property, plant and equipment, is based on the units-of-production method calculated using estimated proved reserves.

Property, plant and equipment, other than mineral assets, is depreciated to its estimated residual value on a straight-line basis over its expected useful life.

Assets under construction

Assets under construction

Assets under construction include land and expenditure capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment. The cost of self-constructed assets includes expenditure on materials, direct labour and an allocated proportion of project overheads. Cost also includes the estimated costs of dismantling and removing the assets and site rehabilitation costs to the extent that they relate to the construction of the asset as well as gains or losses on qualifying cash flow hedges attributable to that asset. When regular major inspections are a condition of continuing to operate an item of property, plant and equipment, and plant shutdown costs will be incurred, an estimate of these shutdown costs are included in the carrying value of the asset at initial recognition. Land acquired, as well as costs capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment are classified as part of assets under construction.

Finance expenses in respect of specific and general borrowings are capitalised against qualifying assets as part of assets under construction. Where funds are borrowed specifically for the purpose of acquiring or constructing a qualifying asset, the amount of finance expenses eligible for capitalisation on that asset is the actual finance expenses incurred on the borrowing during the period less any investment income on the temporary investment of those borrowings.

Where funds are made available from general borrowings and used for the purpose of acquiring or constructing qualifying assets, the amount of finance expenses eligible for capitalisation is determined by applying a capitalisation rate to the expenditures on these assets. The capitalisation rate of 8,0% (2025: 7,4%) is calculated as the weighted average of the interest rates applicable to the borrowings of the Group that are outstanding during the period, including borrowings made specifically for the purpose of obtaining qualifying assets once the specific qualifying asset is ready for its intended use. The amount of finance expenses capitalised will not exceed the amount of borrowing costs incurred.

Equity accounted investments

The financial results of associates and joint ventures are included in the Group’s results according to the equity method from acquisition date until the disposal date. Associates and joint ventures whose financial year-ends are within three months of 30 June are included in the consolidated financial statements using their most recently audited financial results. Adjustments are made to the associates’ and joint ventures financial results for material transactions and events in the intervening period.

Joint operations

The Group recognises its share of any jointly held or incurred assets, liabilities, revenues and expenses along with the Group’s income from the sale of its share of the output and any liabilities and expenses that the Group has incurred in relation to the joint operation. These have been incorporated in the financial statements under the appropriate headings.

Subsidiaries

Control is obtained when Sasol is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through our power over the subsidiary.

The financial results of all entities that have a functional currency different from the presentation currency of their parent entity are translated into the presentation currency. Income and expenditure transactions of foreign operations are translated at the average rate of exchange for the year except for significant individual transactions which are translated at the exchange rate ruling at that date. All assets and liabilities, including fair value adjustments and goodwill arising on acquisition, are translated at the rate of exchange ruling at the reporting date. Differences arising on translation are recognised as other comprehensive income and are included in the foreign currency translation reserve until there is a disposal of the foreign operation. When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal and included in remeasurement items.

Inventories

Inventories are stated at the lower of cost and net realisable value. Cost includes expenditure incurred in acquiring, manufacturing and transporting the inventory to its present location. Manufacturing costs include an allocated portion of production overheads which are directly attributable to the cost of manufacturing such inventory. The allocation is determined based on the greater of normal production capacity and actual production. The costs attributable to any inefficiencies in the production process are charged to the income statement as incurred.

By-products are incidental to the manufacturing processes, are usually produced as a consequence of the main product stream, and are immaterial to the group. Revenue from sale of by-products is offset against the cost of the main products.

Cost is determined as follows:

Crude oil and other raw materials	First-in-first-out valuation method (FIFO)
Process, maintenance and other materials	Weighted average purchase price
Work-in-progress	Manufacturing costs incurred according to FIFO
Manufactured products including consignment inventory	Manufacturing costs according to FIFO

Trade and other receivables

Trade and other receivables are recognised initially at transaction price and subsequently stated at amortised cost using the effective interest rate method, less impairment losses. Other receivables that fail the business model and solely payments of principal and interest tests are classified at fair value through profit or loss. A simplified expected credit loss model is applied for recognition and measurement of impairments in trade receivables, where expected lifetime credit losses are recognised from initial recognition, with changes in loss allowances recognised in profit or loss. The group did not use a provisional matrix. Trade and other receivables are written off where there is no reasonable expectation of recovering amounts due. The trade receivables do not contain a significant financing component.

Trade and other payables

Trade and other payables are initially recognised at fair value and subsequently stated at amortised cost. Capital project related payables are excluded from working capital, as the nature and risks of these payables are not considered to be aligned to operational trade payables.

Cash and cash equivalents

Cash includes cash on hand and demand deposits that can be withdrawn at any time without prior notice or penalty.

Cash equivalents include short-term highly liquid investments with a maturity period of three months or less at date of purchase and money market funds that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Cash restricted for use comprises cash and cash equivalents which are not available for general use by the Group, including amounts held in escrow, trust or other separate bank accounts.

Cash, cash equivalents and cash restricted for use are stated at carrying amount which is deemed to be fair value.

Bank overdrafts that are repayable on demand and that are integral to the Group’s cash management are offset against cash and cash equivalents in the statement of cash flows.

The Statement of cash flows is presented on the direct method. Notes are supplied as supplemental information to the Statement of cash flows. Finance income received, finance costs paid and dividends received and paid are presented under operating activities in the Statement of cash flows.

Provisions

Estimated long-term environmental provisions, comprising pollution control, rehabilitation and mine closure, are based on the Group’s environmental policy taking into account current technological, environmental and regulatory requirements. The provision for rehabilitation is recognised as and when the environmental liability arises. To the extent that the obligations relate to the construction of an asset, they are capitalised as part of the cost of those assets. The effect of subsequent changes to assumptions in estimating an obligation for which the provision was recognised as part of the cost of the asset is adjusted against the asset. Any subsequent changes to an obligation which did not relate to the initial construction of a related asset are charged to the income statement. The increase in discounted long-term provisions as a result of the passage of time is recognised as a finance expense in the income statement.

The estimated present value of future decommissioning costs, taking into account current environmental and regulatory requirements, is capitalised as part of property, plant and equipment, to the extent that they relate to the construction of the asset, and the related provisions are raised. These estimates are reviewed at least annually.

Deferred tax is recognised on the temporary differences in relation to both the asset to which the obligation relates to and rehabilitation provision.

In emission schemes where a cap is set for emissions, the associated emission rights granted are recognised at fair value and classified under intangible assets. An emission liability is recognised under short-term provisions when actual emissions occur that give rise to an obligation. To the extent the liability is covered by emission rights held, the liability is measured with reference to the value of these emission rights held and for the remaining uncovered portion at current market value. The associated expense is presented under Materials, energy and consumables used. Both the emission rights intangible asset and the emission liability are derecognised upon settling the liability with the respective regulator.

Post-retirement benefit obligations

The Group contributes to defined contribution pension plans and defined benefit pension plans for its employees in certain of the countries in which it operates. These plans are generally funded through payments to trustee-administered funds as determined by annual actuarial calculations.

Defined contribution pension plans are plans under which the Group pays fixed contributions into a separate legal entity and has no legal or constructive obligation to pay further amounts. Contributions to defined contribution pension plans are charged to the income statement as an employee expense in the period in which the related services are rendered by the employee.

The Group’s net obligation in respect of defined benefit pension plans is actuarially calculated separately for each plan by deducting the fair value of plan assets from the gross obligation for post-retirement benefits. The gross obligation is determined by estimating the future benefit attributable to members in return for services rendered to date.

This future benefit is discounted to determine its present value, using discount rates based on government bonds for South African obligations, and corporate bonds in Europe and the US, that have maturity dates approximating the terms of the Group’s obligations and which are denominated in the currency in which the benefits are expected to be paid. Independent actuaries perform this calculation annually using the projected unit credit method.

Defined contribution members employed before 2009 have an option to purchase a defined benefit pension with their member share. This option gives rise to actuarial risk, and as such, these members are accounted for as part of the defined benefit fund and are disclosed as such.

Past service costs are charged to the income statement at the earlier of the following dates:

●	when the plan amendment or curtailment occurs; or
●	when the Group recognises related restructuring costs or termination benefits.

Actuarial gains and losses arising from experience adjustments and changes to actuarial assumptions, the return on plan assets (excluding amounts included in net interest on the defined benefit liability/(asset)) and any changes in the effect of the asset ceiling (excluding amounts included in net interest on the defined benefit liability/(asset)) are remeasurements that are recognised in other comprehensive income in the period in which they arise.

Where the plan assets exceed the gross obligation, the asset recognised is limited to the lower of the surplus in the defined benefit plan and the asset ceiling, determined using a discount rate based on government bonds.

Surpluses and deficits in the various plans are not offset.

The entitlement to healthcare benefits is usually based on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued on a systematic basis over the expected remaining period of employment, using the accounting methodology described in respect of defined benefit pension plans above. Independent actuaries perform the calculation of this obligation annually.

Share-based payment transactions

The equity-settled schemes allow certain employees the right to receive ordinary shares in Sasol Limited after a prescribed period. Such equity-settled share-based payments are measured at fair value at the date of the grant. The fair value determined at the grant date of the equity-settled share-based payments is charged as employee costs, with a corresponding increase in the share-based payment reserve, on a straight-line basis over the period that the employees become unconditionally entitled to the shares, based on management’s estimate of the shares that will vest and adjusted for the effect of non-market-based vesting conditions. These equity-settled share-based payments are not subsequently revalued.

To the extent that an entity grants shares or share options in a BEE transaction and the fair value of the cash and other assets received is less than the fair value of the shares or share options granted, such difference is charged to the income statement in the period in which the transaction becomes effective. Where the BEE transaction includes service conditions, the difference will be charged to the income statement over the period of these service conditions. Trickle dividends paid to participants during the transaction term are taken into account in measuring the fair value of the award.

Derivative financial instruments and hedging activities

Derivative financial instruments and hedging activities

The Group is exposed to market risks from changes in interest rates, foreign exchange rates and commodity prices. The Group uses derivative instruments to hedge its exposure to these risks. Additionally, there are embedded derivatives that have been bifurcated in certain of the Group’s long-term supply agreements and borrowings.

All derivative financial instruments are initially recognised at fair value and are subsequently stated at fair value at the reporting date. Attributable transaction costs are recognised in the income statement when incurred. Resulting gains or losses on derivative instruments, excluding designated and effective hedging instruments, are recognised in the income statement.

To the extent that a derivative instrument has a maturity period of longer than one year, the fair value of these instruments will be reflected as a non-current asset or liability.

Contracts to buy or sell non-financial items (e.g. gas or electricity) that were entered into and continue to be held for the purpose of the receipt of the non‑financial items in accordance with the Group’s expected purchase or usage requirements are not accounted for as derivative financial instruments. Purchase commitments relating to these contracts are disclosed in note 3.

35	Financial risk management and financial instruments continued
35.2	Financial risk management continued

Hedge accounting

The Group continues to apply the hedge accounting requirements of IAS 39 ‘Financial Instruments: Recognition and Measurement’.

Where a derivative instrument is designated as a cash flow hedge of an asset, liability or highly probable forecast transaction that could affect the income statement, the effective part of any gain or loss arising on the derivative instrument is recognised as other comprehensive income and is classified as a cash flow hedge accounting reserve until the underlying transaction occurs. The ineffective part of any gain or loss is recognised in the income statement. If the hedging instrument no longer meets the criteria for cash flow hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively.

If the forecast transaction results in the recognition of a non-financial asset or non-financial liability, the associated gain or loss is transferred from the cash flow hedge accounting reserve, as other comprehensive income, to the underlying asset or liability on the transaction date. If the forecast transaction is no longer expected to occur, then the cumulative balance in other comprehensive income is recognised immediately in the income statement as reclassification adjustments. Other cash flow hedge gains or losses are recognised in the income statement at the same time as the hedged transaction occurs.

Economic hedges

When derivative instruments, including forward exchange contracts, are entered into as fair value hedges, no hedge accounting is applied. All gains and losses on fair value hedges are recognised in the income statement.